Directors' emoluments and staff costs (Details)	12 Months Ended
	Dec. 31, 2017 GBP (£) employee	Dec. 31, 2016 GBP (£) employee	Dec. 31, 2015 GBP (£) employee
Disclosure of transactions between related parties [line items]
The average number of employees (excluding directors) of the Company during the year: | employee	12.0	7.0	8.0
Aggregate emoluments of directors:
Share-based payment charge	£ 2,920,000	£ 580,000
Aggregate other staff costs:
Share-based payment charge	2,920,000	580,000
Post-employment benefit expense, defined contribution plans	55,000	30,000	£ 53,000
Prepaid or accrued contributions	0	0	0
Directors
Aggregate emoluments of directors:
Salaries and other short-term employee benefits	897,000	951,000	722,000
Social security costs	103,000	118,000	132,000
Incremental payment for additional services	0	44,000	89,000
Other pension costs	17,000	19,000	38,000
Total directors' emoluments	1,017,000	1,132,000	981,000
Share-based payment charge	1,037,000	257,000	232,000
Directors' emoluments including share-based payment charge	2,054,000	1,389,000	1,213,000
Aggregate other staff costs:
Social security costs	103,000	118,000	132,000
Incremental payment for additional services	0	44,000	89,000
Share-based payment charge	1,037,000	257,000	232,000
Other pension costs	17,000	19,000	38,000
Other staff
Aggregate emoluments of directors:
Social security costs	182,000	98,000	42,000
Incremental payment for additional services	0	58,000	0
Other pension costs	38,000	11,000	15,000
Share-based payment charge	1,882,000	319,000	137,000
Aggregate other staff costs:
Wages and salaries	2,136,000	1,027,000	540,000
Social security costs	182,000	98,000	42,000
Incremental payment for additional services	0	58,000	0
Share-based payment charge	1,882,000	319,000	137,000
Other pension costs	38,000	11,000	15,000
Total other staff costs	£ 4,238,000	£ 1,513,000	£ 734,000
Research and Development
Disclosure of transactions between related parties [line items]
The average number of employees (excluding directors) of the Company during the year: | employee	7.0	5.0	5.0
General and Administrative
Disclosure of transactions between related parties [line items]
The average number of employees (excluding directors) of the Company during the year: | employee	5.0	2.0	3.0